Portfolio of Investments
Columbia California Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 1.1%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.1%
State of California(a),(b)
Unlimited General Obligation Bonds
Kindergarten
Series 2013A2 (State Street)
05/01/2034	0.140%	5,285,000	5,285,000
Total Floating Rate Notes (Cost $5,285,000)			5,285,000

Municipal Bonds 96.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 9.4%
City of Los Angeles Department of Airports
Refunding Revenue Bonds
Subordinated Series 2019C
05/15/2035	5.000%	3,975,000	5,154,939
05/15/2037	5.000%	2,250,000	2,892,690
Revenue Bonds
Subordinated Series 2017B
05/15/2029	5.000%	330,000	419,394
05/15/2030	5.000%	500,000	632,385
Subordinated Refunding Revenue Bonds
Series 2015C
05/15/2029	5.000%	2,410,000	2,865,586
City of Los Angeles Department of Airports(c)
Revenue Bonds
Los Angeles International Airport
Subordinated Series 2019
05/15/2038	5.000%	3,500,000	4,411,610
County of Orange Airport
Refunding Revenue Bonds
Series 2019A
07/01/2029	5.000%	200,000	249,284
Series 2019B
07/01/2029	5.000%	275,000	342,766
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/2036	5.000%	1,750,000	2,054,307
Subordinated Series 2018E
07/01/2034	5.000%	1,000,000	1,233,260
Norman Y. Mineta San Jose International Airport
Refunding Revenue Bonds
Series 2014B
03/01/2027	5.000%	2,000,000	2,293,900
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014C
03/01/2030	5.000%	2,500,000	2,844,600
San Diego County Regional Airport Authority
Refunding Revenue Bonds
Subordinated Series 2017A
07/01/2033	5.000%	1,000,000	1,233,060
07/01/2034	5.000%	700,000	861,259
San Diego County Regional Airport Authority(c)
Refunding Revenue Bonds
Subordinated Series 2019B
07/01/2036	5.000%	1,540,000	1,925,693
Subordinated Series 2020
07/01/2036	5.000%	495,000	631,615
07/01/2039	5.000%	400,000	505,632
San Francisco City & County Airport Commission - San Francisco International Airport
Refunding Revenue Bonds
2nd Series 2011
05/01/2026	5.250%	555,000	573,981
2nd Series 2016A
05/01/2026	5.000%	1,975,000	2,444,734
San Francisco Airport Commission Project
Series 2019
05/01/2036	5.000%	3,205,000	4,112,368
San Francisco City & County Airport Commission - San Francisco International Airport(c)
Refunding Revenue Bonds
Series 2019H
05/01/2026	5.000%	1,140,000	1,396,762
Revenue Bonds
Series 2019E
05/01/2037	5.000%	4,000,000	4,989,960
Total			44,069,785
Charter Schools 3.8%
California Infrastructure & Economic Development Bank
Revenue Bonds
Equitable School Revolving Fund
Series 2019
11/01/2039	5.000%	275,000	331,282
California School Finance Authority(d)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2029	5.000%	1,100,000	1,257,795
08/01/2030	5.000%	1,505,000	1,712,103
08/01/2031	5.000%	925,000	1,048,256
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2030	5.000%	3,400,000	3,842,782
Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,010,000	1,122,413
Series 2018
08/01/2038	5.000%	1,000,000	1,162,780
KIPP Los Angeles Projects
Series 2015A
07/01/2035	5.000%	1,250,000	1,407,450
Series 2017
07/01/2037	5.000%	3,090,000	3,579,703
River Springs Charter School Project
Series 2015
07/01/2025	5.250%	1,360,000	1,455,581
California School Finance Authority
Revenue Bonds
KIPP Los Angeles Projects
Series 2014A
07/01/2034	5.000%	600,000	661,872
Total			17,582,017
Disposal 0.2%
California Municipal Finance Authority(d)
Revenue Bonds
Waste Management, Inc.
Series 2009A (Mandatory Put 02/03/25)
02/01/2039	1.300%	750,000	758,542
Health Services 0.1%
California Municipal Finance Authority
Revenue Bonds
Clincas Del Camino Real, Inc.
Series 2020
03/01/2035	4.000%	500,000	567,860
Higher Education 5.4%
California Educational Facilities Authority
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2034	5.000%	1,485,000	1,708,285
04/01/2035	5.000%	2,000,000	2,295,740
Series 2018-A
12/01/2036	5.000%	1,000,000	1,167,600
Revenue Bonds
Chapman University
Series 2015
04/01/2026	5.000%	1,000,000	1,171,680
Green Bond - Loyola Marymount University
Series 2018
10/01/2036	5.000%	760,000	925,840
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority
Refunding Revenue Bonds
Azusa Pacific University
Series 2015B
04/01/2025	5.000%	395,000	431,245
04/01/2026	5.000%	1,000,000	1,087,210
Biola University
Series 2017
10/01/2031	5.000%	540,000	632,032
10/01/2032	5.000%	615,000	716,278
10/01/2033	5.000%	625,000	723,931
10/01/2034	5.000%	570,000	658,344
California Lutheran University
Series 2018
10/01/2035	5.000%	225,000	265,430
10/01/2036	5.000%	250,000	293,885
Revenue Bonds
Biola University
Series 2013
10/01/2024	5.000%	505,000	556,949
10/01/2028	5.000%	840,000	922,707
National University
Series 2019A
04/01/2035	5.000%	1,780,000	2,186,819
04/01/2036	5.000%	1,120,000	1,370,600
University of San Diego
Series 2019A
10/01/2037	5.000%	1,200,000	1,542,924
California Municipal Finance Authority(d)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2026	4.000%	1,000,000	1,033,240
California Statewide Communities Development Authority(d)
Refunding Revenue Bonds
California Baptist University
Series 2017A
11/01/2032	5.000%	1,135,000	1,220,454
Revenue Bonds
California Baptist University
Series 2014A
11/01/2023	5.125%	605,000	627,331
Lancer Plaza Project
Series 2013
11/01/2023	5.125%	460,000	475,557
University of California
Refunding Revenue Bonds
Series 2020BE
05/15/2037	4.000%	2,665,000	3,320,084
Total			25,334,165

2	Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 12.8%
ABAG Finance Authority for Nonprofit Corps.
Revenue Bonds
Sharp Healthcare
Series 2011A
08/01/2024	5.250%	2,750,000	2,879,360
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars Sinai Medical Center
Series 2015
11/15/2028	5.000%	1,000,000	1,219,800
Children’s Hospital of Orange County
Series 2019
11/01/2030	5.000%	810,000	1,087,522
El Camino Hospital
Series 2015A
02/01/2027	5.000%	1,500,000	1,769,520
Marshall Medical Center
Series 2015
11/01/2023	5.000%	325,000	373,045
Providence St. Joseph Health System
Series 2019 (Mandatory Put 10/01/25)
10/01/2039	5.000%	2,500,000	3,043,300
Series 2019 (Mandatory Put 10/01/27)
10/01/2039	5.000%	2,775,000	3,555,802
Sutter Health
Series 2017A
11/15/2033	5.000%	1,000,000	1,252,350
Sutter Health Obligation Group
Series 2011D
08/15/2026	5.000%	2,250,000	2,352,982
Revenue Bonds
City of Hope Obligation Group
Series 2012A
11/15/2021	5.000%	600,000	633,462
El Camino Hospital
Series 2017
02/01/2033	5.000%	2,500,000	3,042,625
02/01/2034	5.000%	500,000	606,630
Kaiser Permanente
Subordinated Series 2017A-1-G
11/01/2027	5.000%	1,875,000	2,415,450
Lucile Salter Packard Children’s Hospital
Series 2014
08/15/2028	5.000%	300,000	347,904
Series 2017
11/15/2034	5.000%	250,000	308,608
11/15/2035	5.000%	270,000	332,157
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Providence Health & Services
Series 2014A
10/01/2030	5.000%	1,500,000	1,742,715
Sutter Health
Series 2018A
11/15/2034	5.000%	1,000,000	1,248,460
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2015A
02/01/2027	5.000%	1,200,000	1,392,636
Series 2017A
02/01/2033	5.000%	2,770,000	3,299,402
California Statewide Communities Development Authority
Refunding Revenue Bonds
Enloe Medical Center
Series 2015
08/15/2030	5.000%	1,990,000	2,446,586
Huntington Memorial Hospital
Series 2014B
07/01/2033	5.000%	2,300,000	2,605,095
Revenue Bonds
Emanate Health
Series 2020A
04/01/2026	5.000%	570,000	701,852
Green - Marin General Hospital Project
Series 2018
08/01/2033	5.000%	425,000	524,293
08/01/2034	5.000%	650,000	800,163
Henry Mayo Newhall Memorial Hospital
Series 2014A (AGM)
10/01/2027	5.000%	1,000,000	1,153,320
Kaiser Permanente
Series 2019 (Mandatory Put 11/01/29)
04/01/2038	5.000%	2,500,000	3,383,975
04/01/2045	5.000%	5,000,000	6,767,950
Loma Linda University Medical Center
Series 2014
12/01/2034	5.250%	3,000,000	3,302,370
Methodist Hospital of Southern California
Series 2018
01/01/2036	5.000%	3,000,000	3,596,280
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2034	5.000%	500,000	586,515
01/01/2036	4.000%	1,000,000	1,067,350
Total			59,839,479

Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Human Service Provider 0.3%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2032	5.000%	1,120,000	1,336,070
Joint Power Authority 0.7%
Middle Fork Project Finance Authority
Refunding Revenue Bonds
Series 2020
04/01/2030	5.000%	1,200,000	1,488,732
Northern California Transmission Agency
Refunding Revenue Bonds
California-Oregon Project
Series 2016
05/01/2032	5.000%	1,500,000	1,806,180
Total			3,294,912
Local Appropriation 1.7%
Anaheim Public Financing Authority
Refunding Revenue Bonds
Anaheim Public Improvement Projects
Series 2019 BAM
09/01/2031	5.000%	1,470,000	1,843,071
Riverside Public Financing Authority
Refunding Revenue Bonds
Series 2012A
11/01/2027	5.000%	2,145,000	2,370,804
11/01/2028	5.000%	1,155,000	1,274,935
San Rafael Joint Powers Financing Authority
Revenue Bonds
Public Safety Facilities Project
Series 2018
06/01/2033	5.000%	850,000	1,095,191
06/01/2034	5.000%	775,000	994,527
South San Francisco Public Facilities Financing Authority
Revenue Bonds
Police Station Project
Series 2020A
06/01/2034	4.000%	410,000	506,813
Total			8,085,341
Local General Obligation 8.4%
Chula Vista Elementary School District(e)
Unlimited General Obligation Bonds
BAN Series 2019
08/01/2023	0.000%	1,150,000	1,138,592
Compton Community College District
Unlimited General Obligation Refunding Bonds
Series 2012
07/01/2022	5.000%	2,095,000	2,285,603
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Compton Unified School District
Unlimited General Obligation Bonds
Compton Unified School District
Series 2019B (BAM)
06/01/2029	5.000%	650,000	830,044
Compton Unified School District(e)
Unlimited General Obligation Bonds
Election of 2002 - Capital Appreciation
Series 2006C (AMBAC)
06/01/2023	0.000%	2,025,000	1,989,238
06/01/2024	0.000%	1,925,000	1,872,678
Conejo Valley Unified School District
Unlimited General Obligation Bonds
Series 2018B
08/01/2032	4.000%	2,000,000	2,494,140
Corona-Norco Unified School District
Unlimited General Obligation Bonds
Election 2014
Series 2018B
08/01/2034	4.000%	500,000	612,255
Culver City School Facilities Financing Authority
Revenue Bonds
Unified School District
Series 2005 (AGM)
08/01/2023	5.500%	1,490,000	1,730,605
East Side Union High School District
Unlimited General Obligation Refunding Bonds
2012 Crossover
Series 2006 (AGM)
09/01/2020	5.250%	1,280,000	1,285,103
Lodi Unified School District
Unlimited General Obligation Bonds
Election of 2016
Series 2020
08/01/2034	4.000%	750,000	898,080
08/01/2035	4.000%	600,000	714,228
Long Beach Unified School District(e)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2031	0.000%	1,375,000	996,889
Los Angeles Unified School District
Unlimited General Obligation Bonds
Election 2008
Series 2018B-1
07/01/2032	5.000%	4,000,000	5,168,000
Monterey Peninsula Community College District(e)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2028	0.000%	2,125,000	1,863,923

4	Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Napa Valley Community College District(f)
Unlimited General Obligation Refunding Bonds
Series 2018
08/01/2034	0.000%	1,595,000	1,774,900
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Series 2015A
08/01/2025	5.000%	650,000	776,861
Palomar Community College District(e)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2006
Series 2010B
08/01/2022	0.000%	2,140,000	2,127,995
Pomona Unified School District(e)
Unlimited General Obligation Bonds
Election 2008
Series 2016G (AGM)
08/01/2032	0.000%	1,000,000	722,000
Rancho Santiago Community College District(e)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	3,785,000	3,226,485
Rescue Union School District(e)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 1998
Series 2005 (NPFGC)
09/01/2026	0.000%	1,100,000	1,043,878
Santa Monica Community College District
Unlimited General Obligation Bonds
Election 2016
Series 2018A
08/01/2034	4.000%	500,000	612,255
Saugus Union School District
Unlimited General Obligation Refunding Bonds
Series 2006 (NPFGC)
08/01/2021	5.250%	2,375,000	2,497,170
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2028	5.000%	1,000,000	1,156,780
08/01/2032	5.000%	1,500,000	1,711,830
Total			39,529,532
Multi-Family 1.1%
California Housing Finance
Revenue Bonds
Series 2019-2 Class A
03/20/2033	4.000%	1,189,526	1,303,601
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2035	5.000%	400,000	427,988
Caritas Affordable Housing
Series 2014
08/15/2030	5.000%	1,000,000	1,119,320
California Statewide Communities Development Authority
Revenue Bonds
Lancer Educational Student Housing Project
Series 2019
06/01/2034	5.000%	375,000	392,963
NCCD-Hooper Street LLC
Series 2019
07/01/2039	5.250%	500,000	512,485
Series 2017
05/15/2032	5.000%	1,000,000	1,152,980
Total			4,909,337
Municipal Power 5.6%
City of Redding Electric System
Refunding Revenue Bonds
Series 2017
06/01/2029	5.000%	1,250,000	1,619,313
City of Riverside Electric
Refunding Revenue Bonds
Series 2019A
10/01/2037	5.000%	1,000,000	1,303,150
Imperial Irrigation District Electric System
Refunding Revenue Bonds
Series 2011D
11/01/2022	5.000%	2,860,000	3,034,460
11/01/2023	5.000%	1,040,000	1,103,180
Los Angeles Department of Water & Power System
Refunding Revenue Bonds
Series 2018A
07/01/2035	5.000%	1,750,000	2,249,642
Series 2019B
07/01/2031	5.000%	5,000,000	6,765,900
Revenue Bonds
Power System
Series 2014D
07/01/2033	5.000%	1,700,000	1,981,639
Redding Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2015A
06/01/2031	5.000%	1,045,000	1,279,373

Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sacramento Municipal Utility District
Revenue Bonds
Electric
Series 2020H
08/15/2033	5.000%	2,000,000	2,777,660
Turlock Irrigation District
Refunding Revenue Bonds
First Priority
Subordinated Series 2014
01/01/2030	5.000%	850,000	994,050
01/01/2031	5.000%	1,000,000	1,168,630
Turlock Irrigation District(g)
Refunding Revenue Bonds
Series 2020
01/01/2038	5.000%	1,650,000	2,148,052
Total			26,425,049
Other Bond Issue 1.2%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Salvation Army Western Territory (The)
Series 2016
09/01/2033	4.000%	400,000	445,492
09/01/2034	4.000%	600,000	665,166
Walt Disney Family Museum
Series 2016
02/01/2032	4.000%	350,000	380,993
02/01/2033	4.000%	500,000	541,980
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2028	5.000%	635,000	703,999
County of San Diego
Refunding Revenue Bonds
Sanford Burnham Prebys Medical Discovery Group
Series 2015
11/01/2025	5.000%	350,000	431,953
Long Beach Bond Finance Authority
Refunding Revenue Bonds
Aquarium of the Pacific
Series 2012
11/01/2027	5.000%	2,210,000	2,342,268
Total			5,511,851
Pool / Bond Bank 0.6%
California Infrastructure & Economic Development Bank
Revenue Bonds
Green Bond
Series 2019
10/01/2031	5.000%	2,120,000	2,844,701
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ports 2.9%
City of Long Beach Harbor(c)
Refunding Revenue Bonds
Private Activity
Series 2020B
05/15/2024	5.000%	5,000,000	5,806,850
City of Long Beach Harbor
Revenue Bonds
Series 2019A
05/15/2036	5.000%	700,000	899,521
Port Commission of the City & County of San Francisco
Refunding Revenue Bonds
Series 2020A
03/01/2037	4.000%	315,000	382,019
03/01/2038	4.000%	405,000	488,807
03/01/2039	4.000%	1,260,000	1,516,234
Port of Los Angeles(c)
Refunding Revenue Bonds
Private Activity
Series 2019A
08/01/2025	5.000%	1,750,000	2,107,647
San Diego Unified Port District
Refunding Revenue Bonds
Series 2013A
09/01/2027	5.000%	1,000,000	1,126,210
09/01/2028	5.000%	1,100,000	1,236,301
Total			13,563,589
Prepaid Gas 0.5%
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2029	6.125%	1,985,000	2,553,186
Recreation 0.4%
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/2025	5.000%	1,665,000	1,669,695
Refunded / Escrowed 5.9%
California Educational Facilities Authority
Revenue Bonds
University of Southern California
Series 2009C Escrowed to Maturity
10/01/2024	5.250%	3,000,000	3,628,440
California Statewide Communities Development Authority
Prerefunded 08/15/20 Revenue Bonds
Sutter Health
Series 2011A
08/15/2026	5.500%	1,000,000	1,001,640

6	Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of La Verne
Prerefunded 05/15/22 Certificate of Participation
Brethren Hillcrest Homes
Series 2014
05/15/2024	5.000%	310,000	339,348
05/15/2025	5.000%	530,000	580,175
05/15/2026	5.000%	700,000	766,269
05/15/2029	5.000%	1,135,000	1,242,451
City of Los Angeles
Prerefunded 09/01/21 Unlimited General Obligation Bonds
Series 2011A
09/01/2025	5.000%	3,000,000	3,150,870
City of Newport Beach
Prerefunded 12/01/21 Revenue Bonds
Hoag Memorial Hospital Presbyterian
Series 2011
12/01/2030	5.875%	1,000,000	1,074,910
City of Santa Clara Electric
Prerefunded 07/01/21 Revenue Bonds
Series 2011A
07/01/2029	5.375%	1,000,000	1,046,470
Long Beach Community College District
Prerefunded 08/01/22 Unlimited General Obligation Bonds
2008 Election
Series 2012B
08/01/2023	5.000%	700,000	767,494
Pasadena Public Financing Authority
Prerefunded 03/01/21 Revenue Bonds
Rose Bowl Renovation
Series 2010A
03/01/2026	5.000%	2,500,000	2,569,950
San Francisco City & County Airport Commission - San Francisco International Airport
Prerefunded 05/03/21 Revenue Bonds
Series 2011-2
05/01/2026	5.250%	1,445,000	1,499,115
Semitropic Improvement District
Prerefunded 12/01/22 Revenue Bonds
Series 2012A
12/01/2023	5.000%	2,850,000	3,156,603
Sulphur Springs Union School District
Prerefunded 09/01/22 Special Tax Bonds
Community Facilities District
Series 2012
09/01/2028	5.000%	520,000	570,518
09/01/2029	5.000%	585,000	641,833
West Contra Costa Unified School District
Prerefunded 08/01/21 Unlimited General Obligation Bonds
Series 2011 (AGM)
08/01/2023	5.250%	3,000,000	3,151,260
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 08/01/22 Unlimited General Obligation Bonds
Series 2012
08/01/2027	5.000%	2,365,000	2,590,526
Total			27,777,872
Retirement Communities 5.1%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/2024	5.375%	2,795,000	2,866,608
Series 2012
07/01/2021	5.000%	1,000,000	1,025,230
Revenue Bonds
Odd Fellows Home of California
Series 2012-A
04/01/2032	5.000%	4,750,000	5,233,977
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2028	5.000%	310,000	370,289
07/01/2029	5.000%	300,000	356,913
California Municipal Finance Authority
Refunding Revenue Bonds
HumanGood Obligation Group
Series 2019A
10/01/2034	4.000%	500,000	548,235
10/01/2035	4.000%	1,000,000	1,093,460
Mt. San Antonio Gardens Project
Series 2019
11/15/2039	5.000%	1,000,000	1,069,630
Retirement Housing Foundation
Series 2017
11/15/2029	5.000%	390,000	457,938
11/15/2030	5.000%	600,000	710,118
11/15/2032	5.000%	850,000	1,012,903
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2024	5.000%	2,575,000	2,873,236
10/01/2026	5.000%	1,000,000	1,134,130
Episcopal Communities and Services
Series 2012
05/15/2027	5.000%	1,520,000	1,606,062
Front Porch Communities and Services
Series 2017
04/01/2030	5.000%	150,000	180,216

Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Insured Redwoods Project
Series 2013
11/15/2028	5.000%	1,000,000	1,152,710
Viamonte Senior Living 1, Inc.
Series 2018
07/01/2035	4.000%	300,000	348,855
07/01/2036	4.000%	430,000	498,177
Los Angeles County Regional Financing Authority
Revenue Bonds
Montecedro, Inc. Project
Series 2014A
11/15/2034	5.000%	1,000,000	1,089,100
Total			23,627,787
Sales Tax 0.8%
California Statewide Communities Development Authority
Certificate of Participation
Total Road Improvement Program
Series 2018B (AGM)
12/01/2035	5.000%	1,405,000	1,802,994
City of Sacramento Transient Occupancy
Revenue Bonds
Convention Center Complex
Subordinated Series 2018
06/01/2035	5.000%	615,000	708,609
06/01/2036	5.000%	1,180,000	1,353,012
Total			3,864,615
Special Non Property Tax 0.2%
Berkeley Joint Powers Financing Authority
Revenue Bonds
Series 2016 (BAM)
06/01/2033	4.000%	415,000	465,837
06/01/2034	4.000%	250,000	280,035
Total			745,872
Special Property Tax 14.6%
Carson Public Financing Authority
Revenue Bonds
Series 2019
09/02/2026	5.000%	650,000	786,117
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2023	5.000%	1,070,000	1,157,505
City of Irvine
Refunding Special Assessment Bonds
Limited Obligation Reassessment District
Series 2015
09/02/2025	5.000%	1,295,000	1,584,355
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Assessment Refunding Bonds
Series 2019
09/02/2031	5.000%	325,000	436,296
09/02/2032	5.000%	340,000	451,527
Concord Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014 (BAM)
03/01/2025	5.000%	840,000	1,011,242
County of El Dorado
Refunding Special Tax Bonds
Community Facilities District No. 92-1
Series 2012
09/01/2026	5.000%	630,000	693,365
09/01/2027	5.000%	805,000	885,081
Emeryville Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014A (AGM)
09/01/2023	5.000%	2,415,000	2,754,380
09/01/2026	5.000%	1,000,000	1,174,920
09/01/2027	5.000%	1,000,000	1,171,390
09/01/2030	5.000%	815,000	948,065
09/01/2031	5.000%	590,000	684,341
Garden Grove Agency Community Development Successor Agency
Refunding Tax Allocation Bonds
Garden Grove Community Project
Series 2016 (BAM)
10/01/2030	5.000%	1,040,000	1,273,688
10/01/2031	5.000%	1,640,000	2,000,538
Glendale Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Central Glendale Redevelopment
Subordinated Series 2013 (AGM)
12/01/2021	5.000%	755,000	802,301
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Subordinated Series 2017 (BAM)
05/01/2032	5.000%	500,000	617,255
05/01/2033	5.000%	1,000,000	1,228,630
Irvine Unified School District
Refunding Special Tax Bonds
Series 2015
09/01/2030	5.000%	2,065,000	2,436,555
09/01/2031	5.000%	2,720,000	3,195,102
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/2029	5.000%	530,000	615,950
09/01/2030	5.000%	625,000	723,781
09/01/2032	5.000%	625,000	714,119

8	Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
La Quinta Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Redevelopment Project
Subordinated Series 2013A
09/01/2030	5.000%	1,500,000	1,677,390
Los Angeles Community Facilities District
Refunding Special Tax Bonds
Playa Vista-Phase 1
Series 2014
09/01/2030	5.000%	985,000	1,159,798
Los Angeles County Redevelopment Authority
Refunding Tax Allocation Bonds
Los Angeles Bunker Hill Project
Series 2014C (AGM)
12/01/2028	5.000%	6,060,000	7,142,801
Oakland Redevelopment Successor Agency
Subordinated Refunding Tax Allocation Bonds
Series 2013
09/01/2022	5.000%	2,000,000	2,183,200
Oakley Redevelopment Agency
Refunding Tax Allocation Bonds
Oakley Redevelopment Project Area
Series 2018 (BAM)
09/01/2032	5.000%	335,000	428,877
09/01/2033	5.000%	730,000	926,662
09/01/2034	5.000%	500,000	633,185
Palm Desert Redevelopment Agency
Refunding Tax Allocation Bonds
Series 2017A (BAM)
10/01/2029	5.000%	890,000	1,112,838
10/01/2030	5.000%	350,000	435,729
Poway Unified School District
Special Tax Bonds
Community Facilities District No. 6-4S Ranch
Series 2012
09/01/2028	5.000%	1,770,000	1,933,672
09/01/2029	5.000%	1,195,000	1,304,988
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B
09/01/2026	5.000%	995,000	1,229,611
Rancho Cucamonga Redevelopment Agency Successor Agency
Tax Allocation Bonds
Rancho Redevelopment Project Area
Series 2014
09/01/2030	5.000%	700,000	814,289
Series 2014 (AGM)
09/01/2027	5.000%	2,200,000	2,577,058
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Riverside County Public Financing Authority
Tax Allocation Bonds
Project Area #1-Desert Communities
Series 2016 (BAM)
10/01/2031	4.000%	2,500,000	2,831,075
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay North Redevelopment Project
Series 2016
08/01/2030	5.000%	275,000	340,205
08/01/2031	5.000%	355,000	437,406
Mission Bay South Redevelopment Project
Series 2016
08/01/2031	5.000%	670,000	825,527
08/01/2032	5.000%	580,000	711,109
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2029	5.000%	225,000	261,585
08/01/2030	5.000%	175,000	202,897
San Mateo Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2015A
08/01/2028	5.000%	1,860,000	2,189,629
08/01/2029	5.000%	1,000,000	1,174,110
Semitropic Improvement District
Refunding Revenue Bonds
Series 2015A 2nd Lien (AGM)
12/01/2023	5.000%	300,000	348,687
12/01/2024	5.000%	400,000	483,264
Sulphur Springs Union School District
Unrefunded Special Tax Bonds
Community Facilities District
Series 2012
09/01/2028	5.000%	530,000	580,398
09/01/2029	5.000%	595,000	651,323
Transbay Joint Powers Authority
Senior Tax Allocation Bonds
Green Bond
Series 2020A
10/01/2033	5.000%	500,000	647,680
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2029	5.000%	1,200,000	1,437,276
Tustin Community Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2016
09/01/2032	4.000%	2,295,000	2,641,545

Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Vista Redevelopment Agency Successor Agency
Tax Allocation Refunding Bonds
Series 2015B1 (AGM)
09/01/2024	5.000%	580,000	686,529
09/01/2026	5.000%	700,000	844,228
Total			68,201,074
State Appropriated 3.9%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2028	5.000%	1,500,000	1,651,845
Series 2020C
03/01/2033	5.000%	1,800,000	2,442,690
Revenue Bonds
Department of Corrections and Rehabilitation
Series 2014C
10/01/2022	5.000%	1,925,000	2,125,450
Series 2015A
06/01/2028	5.000%	1,175,000	1,423,031
Various Capital Projects
Series 2011A
10/01/2020	5.000%	2,000,000	2,015,380
Series 2013I
11/01/2028	5.250%	3,000,000	3,456,060
Series 2014E
09/01/2030	5.000%	1,500,000	1,760,220
Various Correctional Facilities
Series 2014A
09/01/2031	5.000%	3,000,000	3,511,200
Total			18,385,876
State General Obligation 2.5%
State of California
Unlimited General Obligation Bonds
Series 2010
11/01/2024	5.000%	2,500,000	2,528,600
Series 2019
04/01/2031	5.000%	1,000,000	1,356,260
Unlimited General Obligation Refunding Bonds
Series 2014
08/01/2032	5.000%	3,000,000	3,506,970
Series 2019
10/01/2025	5.000%	2,435,000	3,029,895
Various Purpose
Series 2020
03/01/2033	5.000%	1,000,000	1,370,130
Total			11,791,855
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco 3.3%
California County Tobacco Securitization Agency
Refunding Revenue Bonds
Series 2020A
06/01/2030	5.000%	250,000	335,920
06/01/2032	5.000%	250,000	328,985
06/01/2033	5.000%	250,000	325,528
06/01/2034	4.000%	200,000	240,454
Golden State Tobacco Securitization Corp.
Asset-Backed Refunding Revenue Bonds
Series 2015A
06/01/2033	5.000%	4,000,000	4,758,720
Refunding Revenue Bonds
Series 2017A-1
06/01/2024	5.000%	4,000,000	4,646,360
Series 2018A
06/01/2022	5.000%	3,000,000	3,262,140
Tobacco Securitization Authority of Southern California
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2030	5.000%	1,220,000	1,606,032
Total			15,504,139
Transportation 0.5%
Peninsula Corridor Joint Powers Board
Refunding Revenue Bonds
Series 2019A
10/01/2036	5.000%	315,000	377,726
10/01/2037	5.000%	300,000	358,647
San Diego Association of Governments
Revenue Bonds
Green Bond - Mid Coast Corridor
Series 2019
11/15/2027	1.800%	1,500,000	1,542,615
Total			2,278,988
Turnpike / Bridge / Toll Road 1.9%
Bay Area Toll Authority
Refunding Revenue Bonds
Subordinated Series 2017
04/01/2031	4.000%	2,000,000	2,372,260
Foothill-Eastern Transportation Corridor Agency(e)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	3,486,550
Foothill-Eastern Transportation Corridor Agency
Subordinated Refunding Revenue Bonds
Series 2014B-3 (Mandatory Put 01/15/23)
01/15/2053	5.500%	3,000,000	3,226,590
Total			9,085,400

10	Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 2.9%
Beaumont Public Improvement Authority
Revenue Bonds
Series 2018-A AGM
09/01/2033	5.000%	500,000	622,545
09/01/2035	5.000%	830,000	1,029,632
City of Riverside Water
Refunding Revenue Bonds
Series 2019A
10/01/2032	5.000%	1,500,000	2,023,740
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2025	5.000%	700,000	869,876
11/15/2026	5.000%	1,000,000	1,237,360
Livermore Valley Water Financing Authority
Refunding Revenue Bonds
Series 2018A
07/01/2034	4.000%	920,000	1,092,997
Los Angeles County Sanitation Districts Financing Authority
Subordinated Refunding Revenue Bonds
Capital Projects - District #14
Series 2015
10/01/2024	5.000%	1,050,000	1,260,850
Santa Paula Utility Authority
Refunding Revenue Bonds
Series 2019 (AGM)
02/01/2034	4.000%	575,000	683,370
02/01/2036	4.000%	1,325,000	1,561,088
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Stockton Public Financing Authority
Refunding Revenue Bonds
Series 2014 (BAM)
09/01/2028	5.000%	1,500,000	1,734,780
Union Sanitary District Financing Author
Revenue Bonds
Series 2020A
09/01/2037	4.000%	400,000	490,268
09/01/2038	4.000%	325,000	396,471
09/01/2039	4.000%	600,000	729,858
Total			13,732,835
Total Municipal Bonds (Cost $421,841,302)			452,871,424

Money Market Funds 1.4%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.034%(h)	147,804	147,789
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.117%(h)	6,203,479	6,203,479
Total Money Market Funds (Cost $6,351,282)		6,351,268
Total Investments in Securities (Cost: $433,477,584)		464,507,692
Other Assets & Liabilities, Net		3,636,568
Net Assets		468,144,260

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2020.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2020, the total value of these securities amounted to $20,703,987, which represents 4.42% of total net assets.
(e)	Zero coupon bond.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2020.
(g)	Represents a security purchased on a when-issued basis.
(h)	The rate shown is the seven-day current annualized yield at July 31, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Abbreviation Legend  (continued)
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
12	Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2020